Accounts Receivable	12 Months Ended
Dec. 31, 2013
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
3 - ACCOUNTS RECEIVABLE

Accounts receivable at December 31, 2013 and December 31, 2012 was as follows:

	December 31,	December 31,
	2013	2012
Accounts receivable	$901,918	$1,246,814
Accounts receivable –Related party	41,244	-
Allowance for doubtful accounts	(16,244)	-
Total	$926,918	$1,246,814

We had $26,116 and $0 in bad debt expense on trade accounts receivable for years ended December 31, 2013 and 2012, respectively.